Derivative financial instrument - Not Designated as Hedging Instrument - Net effect on the Condensed Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instrument
Gain on derivative instruments, net	$ 1,755	$ 5,267	$ 33,655
Interest rate swap
Derivative financial instrument
Gain on derivative instruments, net	$ 1,755	$ 5,267	$ 33,655